Borrowings - Schedule of reconciliation of borrowings (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Balance at beginning of period	$ 1,693,242	$ 1,276,627	$ 1,276,627
Acquired as part of an acquisition	719,927	215,924	215,924
Proceeds from borrowings	2,201,133	1,238,348	1,844,768
Repayments of borrowings	(1,928,017)	(1,076,897)	(1,653,489)
Costs incurred to secure financing	(30,574)	(13,988)	(20,267)
Amortization of discount and deferred financing costs	3,427	8,087	16,870
Cash paid for interest	(92,254)	(47,632)	(123,141)
Finance costs and other	110,026	54,091	135,950
Balance at end of period	$ 2,676,910	$ 1,654,560	$ 1,693,242